Critical accounting estimates and assumptions	9 Months Ended
Sep. 30, 2022
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

3.Critical accounting estimates and assumptions

The preparation of interim financial statements requires management to make certain judgements, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities at the reporting date and the amounts reported for revenues and expenses during the period. The nature of the estimation means that actual outcomes could differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same, except as mentioned below, as those that applied to the consolidated financial statements for the year ended December 31, 2021.

(a)Going Concern—Coronavirus and Russia and Ukraine conflict

The COVID-19 outbreak and resulting measures taken by the federal and state governments in the countries where we operate to contain the virus have required some changes to how we operate (for example travel restrictions, increased working from home, practicing social distancing, increased hygiene measures and enhanced risk and contingency planning). During the current period however, and during the period after September 30, 2022 the financial impact on our business has not been significant as our operational teams were allowed to fulfil their responsibilities and visit sites even when local travel restrictions were in place.

However, in addition to the already known effects, the macroeconomic uncertainty causes disruption to economic activity and it is unknown what the longer-term impact on our business may be. The remaining duration of this pandemic remains uncertain but is expected to continue to impact the way we run our business, in particular, in relation to office working and the ability to travel internationally without restriction.

The Russia and Ukraine conflict has impacted global diesel prices as well as the supply chain for raw materials such as steel and for equipment, including batteries. In addition, the conflict has also impacted global financial markets leading to higher interest rates and inflation. The Group has no direct operations in Ukraine or trading with sanctioned individuals and companies.

The below table outlines Management’s assessment of and response to the main risks arising from the current uncertain situation regarding COVID-19, and the Russia and Ukraine conflict. These risks inherently impact the significant judgements and estimates made by management.

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far.

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The Group has long-term revenue contracts with its customers amounting to $13.0 billion in contracted revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. However, our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth, albeit somewhat affected by a slowdown in supply chain. The Group will continue to invest in capital expenditure relating to revenue growth and cost saving initiatives during 2022.

	Assessment	Risk discussion and response
• Customers continue to perform, and we have not experienced significant deterioration in payments.
Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $530.5 million as at September 30, 2022.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

Access to USD	• Moderate risk due to decreased availability.	• While there has been a reduction in US dollar liquidity in the Nigerian market, we were able to source US dollars for our semi-annual coupons earlier in the year.
Workforce and internal controls	• Minimal impact to date.

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Employees have returned to office following guidance by local regulations. The periods of remote working have had limited impact on the operation of and management oversight over internal controls which continue to operate effectively.

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Operational employees continue to operate in the field while observing strict safety guidelines.

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Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

Supply chain	• Minimal impact to date.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations. However, some risk remains with continued disruptions in global supply chain worsened by current geopolitical issues and specifically a delay on new orders of batteries and diesel. The effect of the delay in supply of batteries have been mitigated to date by orders placed in advance.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.

Due to the uncertainty of COVID-19, and the Russia and Ukraine conflict we will continue to assess the situation, including abiding by any government-imposed restrictions, market by market. As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

◾	the current economic conditions in the operating markets and how that impacts trading;
◾	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates;
◾	the status of the Group’s financial arrangements (see also note 19);
◾	mitigating actions available should business activities fall behind current expectations; and
◾	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

Whilst inherently uncertain, and we expect some impact to our operations and performance, we currently do not believe that the COVID-19 outbreak or the Russia and Ukraine conflict will directly have a material adverse effect on our financial condition or liquidity for the foreseeable future. Having carefully considered this and the other factors noted above, the Directors have a reasonable expectation that the Group and the Company have adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.